SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Apr. 17, 2023	Jul. 12, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents			$ 0		$ 0		$ 0	$ 0	$ 0
Cash withdrawn from Trust Account to pay franchise and income taxes	$ 1,486,090		1,486,090		1,486,090			195,000
Cash withdrawn from trust account for working capital purposes			$ 1,000,000		$ 1,000,000			$ 1,000,000
Effective income tax rate reconciliation, percent			24.57%	25.46%	62.89%	(38.10%)	(0.20%)	27.30%	0.23%
Statutory federal income tax rate (in percent)			21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits			$ 0		$ 0			$ 0
Unrecognized tax benefits accrued for interest and penalties			$ 0		$ 0			0
Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs		$ 26,652,125						$ 26,652,125